INTANGIBLE ASSETS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 700	$ 700
Impairment recognized	1,900	6,300
Cannabis License | Retail Reportable Segment
Finite-Lived Intangible Assets [Line Items]
Impairment recognized	$ 1,900	$ 6,300